Effects of changes in currency exchange rate (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	$ 1,234,231,722	$ 1,234,246,107
Non-current lease liabilities	39,782,317	34,061,739
Trade and other non-current payables	45,275	88,596
Other non- current provisions	2,791,080	217,572
Deferred tax liabilities	127,956,679	86,356,895
Provisions for employee benefits	48,032,415	39,586,368
Others non-financial liabilities	4,355,981	3,987,705
Total non-current liabilities	1,457,195,469	1,399,081,065
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	109,566,601	130,645,698
Non-current lease liabilities	11,659,338	9,302,901
Trade and other non-current payables	45,275	88,596
Accounts payable to related companies		536,083
Other non- current provisions	117,839
Deferred tax liabilities	40,864,865	31,622,865
Provisions for employee benefits	633,408	738,964
Others non-financial liabilities	1,863,665	996,926
Total non-current liabilities	164,750,991	173,932,033
Later than one year and not later than three years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	60,404,790	14,665,317
Non-current lease liabilities	71,957
Trade and other non-current payables	41,041	79,135
Accounts payable to related companies		536,083
Other non- current provisions	100,942
Deferred tax liabilities	26,302,201	28,922,360
Provisions for employee benefits
Others non-financial liabilities	996,926	996,926
Total non-current liabilities	87,917,857	45,199,821
Later than one year and not later than three years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	44,107,075	111,452,973
Non-current lease liabilities	8,908,395	8,168,512
Trade and other non-current payables	4,234	9,461
Total non-current liabilities	53,019,704	119,630,946
Later than one year and not later than three years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities
Non-current lease liabilities	1,911,678	797,652
Total non-current liabilities	1,911,678	797,652
Later than one year and not later than three years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	5,054,736	4,527,408
Deferred tax liabilities
Provisions for employee benefits	633,408	738,964
Total non-current liabilities	5,688,144	5,266,372
Later than one year and not later than three years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	326,100	260,266
Other non- current provisions	16,897
Deferred tax liabilities	14,520,341	2,692,555
Provisions for employee benefits
Total non-current liabilities	14,863,338	2,952,821
Later than one year and not later than three years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	284,040	76,471
Other non- current provisions
Deferred tax liabilities
Total non-current liabilities	284,040	76,471
Later than one year and not later than three years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	157,168
Deferred tax liabilities	42,323	7,950
Others non-financial liabilities	866,739
Total non-current liabilities	1,066,230	7,950
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	105,420,081	172,465,574
Non-current lease liabilities	7,254,177	4,340,104
Trade and other non-current payables
Accounts payable to related companies
Other non- current provisions	713,556	193,900
Deferred tax liabilities	17,064,504	10,650,020
Provisions for employee benefits
Others non-financial liabilities	996,926	996,926
Total non-current liabilities	131,449,244	188,646,524
Later than three years and not later than five years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	99,885,625	153,022,502
Non-current lease liabilities
Trade and other non-current payables
Accounts payable to related companies
Other non- current provisions
Deferred tax liabilities	9,240,534	8,077,467
Provisions for employee benefits
Others non-financial liabilities	996,926	996,926
Total non-current liabilities	110,123,085	162,096,895
Later than three years and not later than five years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	663,871	14,513,423
Non-current lease liabilities	5,621,258	3,925,739
Trade and other non-current payables
Total non-current liabilities	6,285,129	18,439,162
Later than three years and not later than five years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities
Non-current lease liabilities	1,432,060	325,315
Total non-current liabilities	1,432,060	325,315
Later than three years and not later than five years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	4,870,585	4,929,649
Deferred tax liabilities
Provisions for employee benefits
Total non-current liabilities	4,870,585	4,929,649
Later than three years and not later than five years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	107,311	89,050
Other non- current provisions	540,337	26,226
Deferred tax liabilities	7,800,990	2,567,253
Provisions for employee benefits
Total non-current liabilities	8,448,638	2,682,529
Later than three years and not later than five years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities
Other non- current provisions	173,219	167,674
Deferred tax liabilities
Total non-current liabilities	173,219	167,674
Later than three years and not later than five years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	93,548
Deferred tax liabilities	22,980	5,300
Others non-financial liabilities
Total non-current liabilities	116,528	5,300
Later than five years [member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	1,019,245,040	931,134,835
Non-current lease liabilities	20,868,802	20,418,734
Trade and other non-current payables
Accounts payable to related companies
Other non- current provisions	1,959,685	23,672
Deferred tax liabilities	70,027,310	44,084,010
Provisions for employee benefits	47,399,007	38,847,404
Others non-financial liabilities	1,495,390	1,993,853
Total non-current liabilities	1,160,995,234	1,036,502,508
Later than five years [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities
Non-current lease liabilities
Trade and other non-current payables
Accounts payable to related companies
Other non- current provisions
Deferred tax liabilities	28,787,902	28,562,262
Provisions for employee benefits	42,647,137	36,897,268
Others non-financial liabilities	1,495,390	1,993,853
Total non-current liabilities	72,930,429	67,453,383
Later than five years [member] | Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	422,216,054	404,617,370
Non-current lease liabilities	19,851,041	19,363,752
Trade and other non-current payables
Total non-current liabilities	442,067,095	423,981,122
Later than five years [member] | Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	592,159,908	520,409,088
Non-current lease liabilities	1,017,761	1,011,076
Total non-current liabilities	593,177,669	521,420,164
Later than five years [member] | Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial liabilities	4,869,078	6,108,377
Deferred tax liabilities	2,010,471	1,759,649
Provisions for employee benefits
Total non-current liabilities	6,879,549	7,868,026
Later than five years [member] | Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities		43,906
Other non- current provisions	1,959,685	23,672
Deferred tax liabilities	36,584,730	12,338,003
Provisions for employee benefits	4,751,870	1,950,136
Total non-current liabilities	43,296,285	14,355,717
Later than five years [member] | Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities
Other non- current provisions
Deferred tax liabilities	875,489	946,054
Total non-current liabilities	875,489	946,054
Later than five years [member] | Paraguayan Pesos [Member]
IfrsStatementLineItems [Line Items]
Non-current lease liabilities
Deferred tax liabilities	1,768,718	478,042
Others non-financial liabilities
Total non-current liabilities	$ 1,768,718	$ 478,042